PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

5.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2021	2022
Cost:
Buildings	305	843
Leasehold improvements	10,467	10,952
Furniture, fixtures and equipment	2,348	2,520
Motor vehicles	3	3
	13,123	14,318
Less: Accumulated depreciation	6,845	7,727
	6,278	6,591
Construction in progress	778	193
Property and equipment, net	7,056	6,784

Depreciation expense was RMB1,219, RMB1,352 and RMB1,312 for the years ended December 31, 2020, 2021 and 2022, respectively.